Loss per share - Schedule of Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Net loss attributable to ordinary shareholders	$ (30,426)	$ (45,118)
Weighted average number of ordinary shares issued and outstanding, basic (in shares)	35,555,929	19,977,608
Weighted average number of ordinary shares issued and outstanding, diluted (in shares)	35,555,929	19,977,608
Basic loss per share (in USD per share)	$ (0.86)	$ (2.26)
Diluted loss per share (in USD per share)	$ (0.86)	$ (2.26)